Submission	Jul. 23, 2026
Submission [Line Items]
Central Index Key	0001482981
Registrant Name	Vita Coco Company, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES